Income taxes - Income tax expense recognized in the consolidated statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Current income tax expense	¥ 326	$ 45	¥ 7,925	¥ 29,065	$ 4,008	¥ 6,861	¥ 228